General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Radware Ltd. ("the Company"), an Israeli corporation commenced operations in April 1997. The Company and its subsidiaries ("the Group") are engaged in the development, manufacture and sale of Application Delivery and Application Security solutions that provide end-to-end availability, performance and security of business-critical network applications. The Company's products are marketed worldwide.

b.
The Company has established wholly-owned subsidiaries in the United States, France, Germany, Singapore, the United Kingdom, Japan, Korea, Canada, India, Australia and Italy. The Company holds 85% of its Israeli subsidiary. In addition, the Company has established representative offices in China and Taiwan. The Company's subsidiaries are engaged primarily in sales, marketing and support activities.

c.
The Company depends on three major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.